COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:

Year ending December 31,	$
2020		90,565
2021		90,318
2022		23,864
Total		204,747